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Ten Post Office Square, South
Boston, Massachusetts 02109
PH:  (617)728-7100
FAX:  (617)426-6567


                                   May 7, 1998


VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     RE:  IVY FUND, FILE NOS. 2-17613, 811-1028

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), I hereby certify on behalf of the above-named Registrant (the "Trust") that the forms of Prospectuses and Statements of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the Act, in connection with the filing on April 30, 1998 pursuant to Rule 485(b) under the Act of Post-Effective Amendment No. 99 to the Trust's Registration Statement on Form N-1A ("PEA99"), would not have differed from those contained in PEA99. I hereby further certify that PEA99 was filed electronically.

     No fees are required in connection with this filing. Please call me at (617) 728-7178 or Joseph R. Fleming at (617) 728-7161
if you have any questions.

                                   Very truly yours,



                                   Kate T. Alen

Enclosure
cc:  Joseph R. Fleming, Esq.